Retirement Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Retirement Benefit Plans [Abstract]
Amounts Included in Consolidated Balance Sheets from Obligation in Respect of Defined Benefit Plans

The amounts included in the consolidated balance sheets arising from the Company’s obligation in respect of its defined benefit plans were as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Present value of funded defined benefit obligation	$37,663	$41,397
Fair value of plan assets	(34,972)	(39,027)
Funded status - deficit	$2,691	$2,370

Net defined benefit liabilities	$2,704	$3,534
Net defined benefit assets	(13)	(1,164)
	$2,691	$2,370

Movements in Defined Benefit Obligation and Fair Value of Plan Assets

Movements in the defined benefit obligation and the fair value of plan assets were as follows:

	Present Value of Funded Defined Benefit Obligation	Fair Value of Plan Assets	Net Defined Benefit Liabilities (Assets)
	NT$	NT$	NT$
		(In Millions)
Balance on January 1, 2016	$30,882	$23,794	$7,088
Current service cost	2,866	—	2,866
Interest expense/interest income	600	573	27
Amounts recognized in profit or loss	3,466	573	2,893
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(352)	352
Actuarial losses recognized from changes in demographic assumptions	(124)	—	(124)
Actuarial gains recognized from changes in financial assumptions	1,715	—	1,715
Actuarial losses recognized from experience adjustments	100	—	100
Amounts recognized in other comprehensive income	1,691	(352)	2,043
Contributions from employer	—	11,235	(11,235)
Benefits paid	(1,296)	(1,296)	—
Benefits paid directly by the Company	(171)	—	(171)
Balance on December 31, 2016	34,572	33,954	618
Current service cost	2,918	—	2,918
Interest expense/interest income	506	519	(13)
Amounts recognized in profit or loss	3,424	519	2,905
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	(193)	193
Actuarial losses recognized from changes in demographic assumptions	15	—	15
Actuarial losses recognized from experience adjustments	1,816	—	1,816
Amounts recognized in other comprehensive income	1,831	(193)	2,024
Contributions from employer	—	2,635	(2,635)
Benefits paid	(1,943)	(1,943)	—
Benefits paid directly by the Company	(221)	—	(221)
Balance on December 31, 2017	37,663	34,972	2,691
Current service cost	3,024	—	3,024
Interest expense/interest income	550	544	6
Amounts recognized in profit or loss	3,574	544	3,030
Remeasurement on the net defined benefit liability
Return on plan assets (excluding amounts included in net interest)	—	875	(875)
Actuarial losses recognized from changes in demographic assumptions	4	—	4
Actuarial gains recognized from changes in financial assumptions	1,273	—	1,273
Actuarial losses recognized from experience adjustments	813	—	813
Amounts recognized in other comprehensive income	2,090	875	1,215
Contributions from employer	—	4,374	(4,374)
Benefits paid	(1,738)	(1,738)	—
Benefits paid directly by the Company	(192)	—	(192)
Balance on December 31, 2018	$41,397	$39,027	$2,370

Pension Costs Recognized in Profit and Loss for Defined Benefit Plans

Relevant pension costs recognized in profit and loss for defined benefit plans were as follows:

	Year Ended December 31
	2016	2017	2018
	NT$	NT$	NT$
	(In Millions)
Operating costs	$1,732	$1,734	$1,796
Marketing expenses	838	847	886
General and administrative expenses	155	156	164
Research and development expenses	97	97	107
	$2,822	$2,834	$2,953

Principal Assumptions Used for Actuarial Valuations

The principal assumptions used for the purpose of the actuarial valuations were as follows:

	Measurement Date
	December 31
	2017	2018
Discount rates	1.50%	1.00%
Expected rates of salary increase	1.20%-2.00%	1.20%-2.00%

Effect on Present Value of Defined Benefit Obligation Due to a Reasonably Possible Change of the Significant Actuarial Assumptions

If reasonably possible changes of the respective significant actuarial assumptions occur at the end of reporting periods, while holding all other assumptions constant, the present value of the defined benefit obligation would increase (decrease) as follows:

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Discount rates
0.5% increase	$(1,232)	$(1,258)
0.5% decrease	$1,310	$1,338
Expected rates of salary increase
0.5% increase	$1,398	$1,430
0.5% decrease	$(1,326)	$(1,356)

Summary of Sensitivity Analysis

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
The expected contributions to the plan for the next year	$4,393	$2,237
The average duration of the defined benefit obligation	6.8-12.5 years	6.5-12.1 years

Maturity Analysis of Undiscounted Benefit Payments

The Company’s maturity analysis of the undiscounted benefit payments as of December 31, 2018 was as follows:

Year	Amount
NT$
(In Millions)
2019	$2,736
2020	6,089
2021	10,454
2022	12,566
2023 and thereafter	46,894
$78,739